DEFERRED REVENUES	12 Months Ended
Mar. 31, 2015
DEFERRED REVENUES
DEFERRED REVENUES

(9)DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31,
	2014	2015
	RMB	RMB
Testing services	4,704,072	19,223,983
Test preparation and training solutions	1,210,307	578,640
Other revenue — test-based education services	327,735	295,135
Other revenue — licensing fees from authorized test centers	3,036,530	2,425,333
Other revenue — others	1,300,065	983,376

Total deferred revenues	10,578,709	23,506,467

Representing:
Current deferred revenues	8,383,327	21,742,735
Non-current deferred revenues	2,195,382	1,763,732